Schedule of loan payable (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	$ 246	$ 269
Less current portion	(100)	(97)
Long-term portion of loan payable	146	172
Loan payable [member]
IfrsStatementLineItems [Line Items]
Total	$ 246	$ 269